UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01639

               Engex, Inc.
(Exact name of registrant as specified in charter)

     44 Wall Street, New York, NY 10005
(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eighth Avenue, New York, NY 10011
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 495-4200

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2010

Item 1. Proxy Voting Record

KERYX BIOPHARMACEUTICALS, INC.

Ticker:	KERX	Security ID: 492515101
Meeting Date:	June 15, 2010

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of five directors	For	For	Issuer
2	Ratification of the appointment of UHY LLP as independent registered public accounting firm for the year ending December 31, 2010	For	For	Issuer

MIMEDX GROUP, INC.

Ticker:	MDXG	Security ID: 602496101
Meeting Date:	May 11, 2010

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of nine directors	For	For	Issuer
2
Proposal to approve an amendment to Article 10 of
the Company’s Articles of Incorporation to provide
for the classification of the Board of Directors into
three classes of directors with staggered terms of
office
		For	For	Issuer
3	Proposal to approve an amendment to Article 10 of the Company’s Articles of Incorporation to provide that directors may only be removed for cause	For	For	Issuer
4	Proposal to approve an amendment to the Company’s assumed 2006 stock incentive plan	For	For	Issuer
5	Proposal to ratify the appointment of Cherry, Bekaert & Holland LLP as independent registered accounting firm for the current fiscal year	For	For	Issuer

ENZO BIOCHEM, INC.

Ticker:	ENZ	Security ID: 294100102
Meeting Date:	January 29, 2010

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of Directors	For	For	Issuer
2	Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for year ending July 31, 2010	For	For	Issuer

AMERICAN VANTAGE COMPANIES

Ticker:	AVCS	Security ID: 03037B106
Meeting Date:	December 17, 2009

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of a director	For	For	Issuer
2	To consider and act upon any other proposal as may properly come before the annual meeting or any adjournment thereof	For	For	Issuer

SURGIVISION, INC.

Ticker:	SRGV	Security ID: 868843103
Meeting Date:	April 23, 2010

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of directors	For	For	Issuer
2
To approve an amendment to the Company’s certificate of incorporation to effect a stock combination (reverse stock split) at one of three
rations with respect to all of the Company’s
outstanding common stock
		For	For	Issuer
3	To approve the Amended and Restated Certificate of Incorporation of the Company	For	For	Issuer
4	To approve the Company’s 2010 Incentive Compensation Plan	For	For	Issuer
5	To transact such other business as may properly come before the meeting or any adjournment or postponement thereof	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

By:  /s/ David Nachamie

Title: Secretary

DATE:  August 25, 2010